Income Tax - Schedule of Deferred Tax Assets and Liabilities Recognized (Detail) - RUB (₽) ₽ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Major components of tax expense (income) [abstract]
Deferred tax assets	₽ 561	₽ 3,648
Deferred tax liabilities	(6,773)	(13,877)
Deferred tax liabilities, net	₽ (6,212)	₽ (10,229)	₽ (8,018)	₽ (11,398)